Segment Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company monitors the performance of its operations in three segments: Property and Casualty (P&C), Specialty and Life and Health. The business in the P&C and Specialty segments is collectively referred to as Non-life business. P&C, Specialty and Life and Health each separately represent markets that are reasonably homogeneous in terms of client types, buying patterns, underlying risk patterns and approach to risk management.
The P&C segment is comprised of property and casualty business underwritten, including property catastrophe, facultative and U.S. health risks. The Specialty segment is comprised of specialty business underwritten, including treaty and facultative contracts. The Life and Health segment is comprised of mortality, morbidity, longevity and financial reinsurance solutions businesses.
Management measures results for the P&C and Specialty segments on the basis of the loss ratio, acquisition ratio, technical ratio, other expense ratio and combined ratio (all defined below). Management measures results for the Life and Health segment on the basis of the allocated underwriting result, which includes underwriting result and net investment income allocated to life business.
The segment results for the years ended December 31, 2023, 2022 and 2021 are presented below (in millions of U.S. dollars, except ratios).
Segment Information
For the year ended December 31, 2023

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$4,771	$2,223	$6,994	$2,108	$—	$9,102
Net premiums written	$3,909	$1,939	$5,848	$2,081	$—	$7,929
Decrease (increase) in unearned premiums	37	(47)	(10)	—	—	(10)
Net premiums earned	$3,946	$1,892	$5,838	$2,081	$—	$7,919
Losses and loss expenses	(2,196)	(986)	(3,182)	(1,808)	—	(4,990)
Acquisition costs	(960)	(494)	(1,454)	(109)	—	(1,563)
Technical result	$790	$412	$1,202	$164	$—	$1,366
Other income	—	—	—	40	1	41
Other expenses	(92)	(39)	(131)	(118)	(214)	(463)
Underwriting result	$698	$373	$1,071	$86	n/a	$944
Net investment income				73	573	646
Allocated underwriting result				$159	n/a	n/a
Market risk benefit gains					7	7
Net realized and unrealized investment gains					517	517
Interest expense					(58)	(58)
Amortization of intangible assets					(8)	(8)
Net foreign exchange losses					(43)	(43)
Income tax benefit					328	328
Interest in losses of equity method investments					(15)	(15)
Net income					n/a	$2,318
Loss ratio (1)	55.7%	52.1%	54.5%
Acquisition ratio (2)	24.3	26.1	24.9
Technical ratio (3)	80.0%	78.2%	79.4%
Other expense ratio (4)	2.3	2.1	2.2
Combined ratio (5)	82.3%	80.3%	81.6%

(1) Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
(2) Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
(3) Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
(4) Other expense ratio is obtained by dividing other expenses by net premiums earned.
(5) Combined ratio is defined as the sum of the technical ratio and the other expense ratio.
Segment Information
For the year ended December 31, 2022

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$5,025	$1,990	$7,015	$1,674	$—	$8,689
Net premiums written	$4,234	$1,665	$5,899	$1,645	$—	$7,544
(Increase) decrease in unearned premiums	(293)	5	(288)	1	—	(287)
Net premiums earned	$3,941	$1,670	$5,611	$1,646	$—	$7,257
Losses and loss expenses	(2,410)	(903)	(3,313)	(1,413)	—	(4,726)
Acquisition costs	(995)	(435)	(1,430)	(107)	—	(1,537)
Technical result	$536	$332	$868	$126	$—	$994
Other income	—	—	—	39	1	40
Other expenses	(84)	(35)	(119)	(93)	(203)	(415)
Underwriting result	$452	$297	$749	$72	n/a	$619
Net investment income				74	324	398
Allocated underwriting result				$146	n/a	n/a
Market risk benefit gains					121	121
Net realized and unrealized investment losses					(1,969)	(1,969)
Interest expense					(55)	(55)
Amortization of intangible assets					(9)	(9)
Net foreign exchange losses					(14)	(14)
Income tax expense					(42)	(42)
Interest in earnings of equity method investments					11	11
Net loss					n/a	$(940)
Loss ratio	61.2%	54.1%	59.0%
Acquisition ratio	25.2	26.0	25.5
Technical ratio	86.4%	80.1%	84.5%
Other expense ratio	2.1	2.1	2.1
Combined ratio	88.5%	82.2%	86.6%

Segment Information
For the year ended December 31, 2021

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$4,541	$2,016	$6,557	$1,647	$—	$8,204
Net premiums written	3,722	1,789	5,511	1,623	—	7,134
(Increase) decrease in unearned premiums	(194)	13	(181)	4	—	(177)
Net premiums earned	$3,528	$1,802	$5,330	$1,627	$—	$6,957
Losses and loss expenses	(2,391)	(1,052)	(3,443)	(1,408)	—	(4,851)
Acquisition costs	(864)	(415)	(1,279)	(113)	—	(1,392)
Technical result	$273	$335	$608	$106	$—	$714
Other income	—	—	—	26	3	29
Other expenses	(71)	(30)	(101)	(88)	(210)	(399)
Underwriting result	$202	$305	$507	$44	n/a	$344
Net investment income				81	295	376
Allocated underwriting result				$125	n/a	n/a
Market risk benefit gains					20	20
Net realized and unrealized investment gains					38	38
Interest expense					(56)	(56)
Amortization of intangible assets					(9)	(9)
Net foreign exchange losses					(36)	(36)
Income tax expense					(40)	(40)
Interest in earnings of equity method investments					127	127
Net income					n/a	$764
Loss ratio	67.8%	58.4%	64.6%
Acquisition ratio	24.5	23.0	24.0
Technical ratio	92.3%	81.4%	88.6%
Other expense ratio	2.0	1.7	1.9
Combined ratio	94.3%	83.1%	90.5%

The following table provides the geographic distribution of gross premiums written by region for the years ended December 31, 2023, 2022 and 2021 (in millions of U.S. dollars, except percentages):

	2023		2022		2021
North America	$5,089	56%	$5,040	58%	$4,649	57%
Europe	2,916	32	2,592	30	2,410	29
Asia, Australia and New Zealand	744	8	720	8	814	10
Latin America and the Caribbean	249	3	223	3	189	2
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)	104	1	114	1	142	2
Total	$9,102	100%	$8,689	100%	$8,204	100%
The following table provides the gross premiums written by segment and line of business for the years ended December 31, 2023, 2022 and 2021 (in millions of U.S. dollars, except percentages):

	2023	2022	2021
P&C
Casualty	$2,391	$2,777	$2,145
Catastrophe	1,077	933	924
Property	783	764	809
U.S. health	355	355	351
Multiline and other	105	119	183
Motor	60	77	129
Total P&C	$4,771	$5,025	$4,541
Specialty
Financial risks	$693	$634	$510
Property	449	240	277
Energy	406	346	314
Aviation and space	360	362	416
Marine	203	223	174
Agriculture	47	101	205
Engineering	34	39	100
Multiline and other	31	45	20
Total Specialty	$2,223	$1,990	$2,016
Life and Health	$2,108	$1,674	$1,647
Total	$9,102	$8,689	$8,204
The Company produces its business both through brokers and through direct relationships with insurance company clients. None of the Company’s cedants individually accounted for more than 10% of total gross premiums written during each of the years ended December 31, 2023, 2022 and 2021.
The Company has two brokers that individually accounted for 10% or more of its gross premiums written during the years ended December 31, 2023, 2022 and 2021, as follows:

	2023	2022	2021
Aon PLC	26%	26%	24%
Marsh & McLennan Companies, Inc	25%	30%	28%
The following table summarizes the percentage of gross premiums written through these two brokers by segment for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
P&C	65%	67%	63%
Specialty	65%	70%	66%
Life and Health	5%	6%	6%